Related Party Transactions	9 Months Ended	12 Months Ended
	Sep. 30, 2013	Dec. 31, 2012
Related Party Transactions [Text Block]

Note 12 - Related Party Transactions

The Company has recorded expenses for the following related party transactions for nine months ended September 30, 2013 and 2012:

	Nine months ended September 30,
	2013	2012

Purchase from Anteya Technology Corp	$544,659	$916,532
Rent paid to Mr. Wei-Rur Chen	36,327	36,354

As of the balance sheet date indicated, the Company had the following liabilities recorded with respect to related party transactions:

	September 30, 2013	December 31, 2012
Liabilities:
Anteya Technology Corp	$61,412	$148,798

The Company leases office space from Mr. Wei-Rur Chen which the term for the agreement is from November 2010 to November 2015.

The Company conducted business with a related party company Anteya Technology Corp. The Company owns 20% of the outstanding common stock of Anteya Technology Corp as of September 30, 2013.  All transactions were at market-based prices.

Note 13 – Related Party Transactions

The Company has recorded expenses for the following related party transactions for the year ended December 31, 2012 and 2011:

	2012	2011

Purchase from Anteya Technology Corp	$1,125,062	$1,614,844
Rent paid to Mr. Wei-Rur Chen	48,703	48,980
Sale to Anteya Technology Corp	-	1,061

As of the balance sheet date indicated, the Company had the following liabilities recorded with respect to related party transactions:

	2012	2011
Liabilities:
Anteya Technology Corp	$148,798	$298,887

The Company leases office space from Mr. Wei-Rur Chen which the term for the agreement is from November 2010 to November 2015.

The Company conducted business with a related party company Anteya Technology Corp. The Company owns 20% of the outstanding common stock of Anteya Technology Corp as of December 31, 2012. All transactions were at market-based prices.

The stockholder, Mr. Wei-Rur Chen, provided a personal loan of USD$100,000 to the company. The personal loan is unsecured, repayable on demand and interest bearing at applicable federal short-term rate in effect for each day on outstanding loan principal and unpaid accrued interest. The effective interest rate is 0.19% and the interest paid to Mr. Chen is $161 for the year ended December 31, 2012. On August 2012, the personal loan was paid in full.